Provisions - United Kingdom Entities - Fair Value Of Plan Assets and Plan Assets Allocation (Details) - UK - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	17.00%	20.00%	25.00%
Debt instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	50.00%	46.00%	49.00%
Investment property [Member]
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	10.00%	13.00%	12.00%
Other assets Member
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	23.00%	21.00%	14.00%
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	€ 13,239	€ 13,118	€ 12,880
Incorporation of Group companies, net	326	353	429
Expected return on plan assets	(489)	(445)	(332)
Benefits paid	209	208	304
Contributions	(285)	481	1,694
Exchange differences and other items	(113)	(476)	(1,857)
Fair value of plan assets at end of year	€ 12,887	€ 13,239	€ 13,118